1. Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of estimated useful lives
Classification	Useful Life
Equipment, furniture and fixtures	5 - 7 years
Leasehold improvements	10 years or lease term, if shorter

Depreciation and amortization of property and equipment is provided using the straight-line method for financial reporting purposes at rates based on the following estimated useful lives:

Classification	Useful Life
Equipment, furniture and fixtures	5 - 7 years
Leasehold improvements	10 years or lease term, if shorter

Schedule of fair value of derivative liability

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of September 30, 2019 and December 31, 2018.

	Level 1	Level 2	Level 3	Total
Fair Value of Derivative Liability – September 30, 2019	$–	$–	$7,351,185	$7,351,185

	Level 1	Level 2	Level 3	Total
Fair Value of Derivative Liability – December 31, 2018	$–	$–	$1,870,625	$1,870,625

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2018 and 2017.

	Level 1	Level 2	Level 3	Total
Fair Value of BCF Derivative Liability – December 31, 2018	$–	$–	$1,870,625	$1,870,625

	Level 1	Level 2	Level 3	Total
Fair Value of BCF Derivative Liability – December 31, 2017	$–	$–	$2,236,656	$2,236,656

Schedule of earnings (loss) per share
	For the Nine months and year ended
	September 30, 2019	September 30, 2018

Numerator:
Net (loss)	$(9,133,106)	$(6,265,251)

Denominator:
Weighted-average shares outstanding	109,228,404	602,038

Basic (loss) per share	$(0.08)	$(0.01)

	For the years ended
	December 31, 2018	December 31, 2017

Numerator:
Net (loss)	$(6,265,251)	$(3,651,995)

Denominator:
Weighted-average shares outstanding	602,038	28,937

Basic (loss) per share	$(10.41)	$(126.20)

Schedule of antidilutive shares
Principal and Interest conversion	613,794,780
Warrants	8,749,287
Preferred Stock conversion	179,106,727
Total	801,650,794

This does not include the potential dilutive effect if all exercisable warrants were exercised or conversions of convertible notes and convertible preferred stock as described below as of December 31, 2018:

	2018	2017
Principal and Interest conversion	3,133,104	41,660
Warrants	5,833	–
Preferred Stock conversion	350,167	209,650
Total	3,489,104	250,310